Cover	Oct. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2022
Entity File Number	000-56342
Entity Registrant Name	VERANO HOLDINGS CORP.
Entity Central Index Key	0001848416
Entity Tax Identification Number	98-1583243
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	415 North Dearborn Street
Entity Address, Address Line Two	4 th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	265-0730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true